Deposits (Tables)	12 Months Ended
Dec. 31, 2023
Deposits:
Scheduled composition of deposits
(Dollars in thousands)
	December 31, 2023		December 31, 2022
		Percentage		Percentage
	Amount	of Total	Amount	of Total
Noninterest-bearing demand	$432,687	31%	$523,088	36%
Interest-bearing demand, MMDA & savings	620,244	44%	814,128	57%
Time, $250,000 and over	151,154	11%	31,001	2%
Other time	187,960	14%	66,998	5%
Total	$1,392,045	100%	$1,435,215	100%

Scheduled maturities of time deposits
	Time Deposits	Other
(Dollars in thousands)	$250,000 and over	Time Deposits

2024	$140,142	$177,173
2025	9,436	$8,509
2026	1,050	$2,806
2027	252	$857
2028	274	$865
Thereafter	-	-
Total	$151,154	$190,210